CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Continuing operations
Finance income/(expenses)	$ (329)	$ 341	$ 111
Exploration and evaluation expenses	0	0	(1,526)
Corporate and administrative expenses	(1,253)	(1,207)	(594)
Business development expenses	(268)	(269)	(331)
Foreign stock exchange listing expenses	(424)	(767)	0
Employment expenses	(3,619)	(2,958)	(2,337)
Share based payment expenses	(1,504)	(2,298)	(674)
Depreciation, amortisation and impairment expenses	(5,639)	(13)	(541)
Other income/(expenses)	(61)	56	(63)
Loss before income tax	(13,097)	(7,115)	(5,955)
Income tax expense	0	0	0
Net loss for the year	(13,097)	(7,115)	(5,955)
Net loss attributable to members of Paringa Resources Limited	(13,097)	(7,115)	(5,955)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	0	0	187
Total other comprehensive income/(loss) for the year, net of tax	0	0	187
Total comprehensive loss for the year, net of tax	(13,097)	(7,115)	(5,768)
Total comprehensive loss attributable to members of Paringa Resources Limited	$ (13,097)	$ (7,115)	$ (5,768)
Basic and diluted loss per share from continuing operations (in dollars per share)	$ (0.03)	$ (0.02)	$ (0.03)